Note 20 - Subsequent Events (Details) (USD $)	1 Months Ended							3 Months Ended	9 Months Ended		12 Months Ended							0 Months Ended	1 Months Ended		1 Months Ended									9 Months Ended	0 Months Ended		1 Months Ended
	Apr. 30, 2014	Mar. 18, 2014	Feb. 25, 2014	Jan. 27, 2014	Dec. 19, 2013	Nov. 25, 2013	Aug. 30, 2013	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2012	Apr. 16, 2014	Dec. 31, 2013	Dec. 29, 2013	Dec. 31, 2011	Feb. 25, 2014 Subsequent Event [Member] Convertible Debt [Member] Maximum [Member]	Feb. 25, 2014 Subsequent Event [Member] Convertible Debt [Member]	Nov. 12, 2014 Subsequent Event [Member] Southridge Partners IILP [Member]	Oct. 23, 2014 Subsequent Event [Member] Southridge Partners IILP [Member]	Jul. 08, 2014 Subsequent Event [Member] Southridge Partners IILP [Member]	Feb. 21, 2014 Subsequent Event [Member]	Feb. 25, 2014 Subsequent Event [Member]	Feb. 26, 2014 Subsequent Event [Member]	Jan. 22, 2014 Subsequent Event [Member]	Jan. 27, 2014 Subsequent Event [Member]	Nov. 14, 2014 Subsequent Event [Member]	Jan. 23, 2014 Subsequent Event [Member]	Mar. 18, 2014 Convertible Debt [Member]	Feb. 25, 2014 Convertible Debt [Member]	Sep. 30, 2014 Maximum [Member]	Apr. 16, 2014 Southridge Partners IILP [Member]	Mar. 31, 2014 Southridge Partners IILP [Member]	Apr. 16, 2014 Southridge Partners IILP [Member]	Jul. 08, 2014 Southridge Partners IILP [Member]	Jun. 18, 2014 Southridge Partners IILP [Member]	Jun. 04, 2014 Southridge Partners IILP [Member]	Feb. 25, 2014 Southridge Partners IILP [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down																								$ 3,700,000
Market Value of Outstanding Debt Principal, Percent																								25.00%
Value of Stock Issued, of Debt Discount Purchase Price, Percent																								250.00%
Commmon Stock, Equity Purchase Agreement, Committment To Be Purchased, Value																											5,000,000										5,000,000
Proceeds from Convertible Debt		300,000	200,000	100,000	250,000	200,000	200,000		600,000	201,363															100,000
Debt Instrument, Interest Rate, Stated Percentage													8.00%				8.00%								8.00%			8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)					$ 0.02				$ 0.02				$ 0.02			$ 0.04	$ 0.02								$ 0.02			$ 0.02	$ 0.02
Litigation Settlement, Amount																					250,000		250,000
Extinguishment of Debt, Amount																					1,027,705
Discounted Stock Issuance Price																					250.00%		250.00%
Debt Settlement Price																					25.00%		25.00%
Debt Instrument, Face Amount									940,000				650,000				200,000											300,000	200,000
Term of Warrants					5 years																	5 years								5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)												1,000,000										5,000,000						7,500,000	5,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 0.02		$ 0.02				$ 0.23		$ 1.36		$ 0.49	$ 0.02	$ 3.57							$ 0.02						$ 0.02	$ 0.02
Additional Take Down Request Amount																			51,000	125,000														125,000	100,000	100,000
Stock Issued During Period, Shares, New Issues (in Shares)	500,000							500,000										2,528,912	4,214,853														31,760,578
Shares Issued, Price Per Share (in Dollars per share)																		$ 0.012	$ 0.012												$ 0.02		$ 0.02
Proceeds from Issuance of Common Stock																		30,000													200,000	100,000
Debt Conversion, Original Debt, Amount											481,242															150,000
Debt Conversion, Accrued Interest, Amount																										$ 9,626
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																										8,110,790